Shareholders' Equity (Details Textual) (USD $)	0 Months Ended	1 Months Ended									12 Months Ended								12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended			0 Months Ended								1 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended				1 Months Ended		3 Months Ended			8 Months Ended						1 Months Ended								12 Months Ended				1 Months Ended			0 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Oct. 14, 2013	Aug. 30, 2013	Aug. 16, 2013	Jun. 17, 2013	Apr. 04, 2013	Jan. 31, 2013	Dec. 19, 2012	Jun. 04, 2012	May 11, 2012	Dec. 09, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 26, 2013	Sep. 20, 2013	Jul. 10, 2013	May 29, 2013	Dec. 31, 2013 Maximum [Member]	Dec. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Dec. 30, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 20, 2013 Dutchess Agreement [Member]	Oct. 31, 2012 Dutchess Agreement [Member]	May 29, 2013 Dutchess Agreement [Member]	Jan. 15, 2013 Settlement Agreement [Member]	Jan. 31, 2013 Settlement Agreement [Member]	Apr. 02, 2013 Granite Agreement [Member]	Jan. 24, 2013 Granite Agreement [Member]	Feb. 13, 2013 Second Settlement Agreement [Member]	Mar. 06, 2013 Second Settlement Agreement [Member]	Mar. 04, 2013 Second Settlement Agreement [Member]	Feb. 28, 2013 Second Settlement Agreement [Member]	Feb. 27, 2013 Second Settlement Agreement [Member]	Feb. 26, 2013 Second Settlement Agreement [Member]	Feb. 25, 2013 Second Settlement Agreement [Member]	Feb. 19, 2013 Second Settlement Agreement [Member]	Apr. 17, 2013 Fourth Settlement Agreement [Member]	May 24, 2013 Fourth Settlement Agreement [Member]	May 22, 2013 Fourth Settlement Agreement [Member]	May 16, 2013 Fourth Settlement Agreement [Member]	May 10, 2013 Fourth Settlement Agreement [Member]	May 05, 2013 Fourth Settlement Agreement [Member]	Apr. 29, 2013 Fourth Settlement Agreement [Member]	Apr. 22, 2013 Fourth Settlement Agreement [Member]	Sep. 10, 2013 Fifth Settlement Agreement [Member]	Jun. 26, 2013 Fifth Settlement Agreement [Member]	Dec. 31, 2013 Fifth Settlement Agreement [Member]	Sep. 09, 2013 Fifth Settlement Agreement [Member]	Oct. 09, 2013 Crede Settlement Agreement [Member]	Sep. 26, 2013 Crede Settlement Agreement [Member]	Dec. 24, 2013 Crede Settlement Agreement [Member]	Oct. 11, 2013 Crede Settlement Agreement [Member]	Oct. 10, 2013 Crede Settlement Agreement [Member]	Oct. 31, 2012 Non Executive Member of Board of Directors [Member]	Apr. 30, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Jun. 30, 2013 Non Executive Member of Board of Directors [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Feb. 13, 2013 Non Executive Member of Board of Directors [Member]	Sep. 30, 2012 Non Executive Member of Board of Directors [Member]	Jun. 30, 2012 Non Executive Member of Board of Directors [Member]	Mar. 31, 2012 Non Executive Member of Board of Directors [Member]	Dec. 31, 2011 Non Executive Member of Board of Directors [Member]	Oct. 31, 2012 Manager [Member]	Apr. 30, 2012 Manager [Member]	Dec. 31, 2013 Manager [Member]	Oct. 14, 2013 Manager [Member]	Mar. 31, 2013 Manager [Member]	Feb. 13, 2013 Manager [Member]	Sep. 30, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Dec. 31, 2012 Dutchess Capital [Member]	Oct. 01, 2013 Hanover Holdings I, LLC [Member]	Jan. 29, 2013 Hanover Holdings I, LLC [Member]	Jan. 18, 2013 Hanover Holdings I, LLC [Member]	May 22, 2013 Navar Inc [Member]	Aug. 21, 2012 Note Purchase Agreement [Member]	Dec. 31, 2012 Note Purchase Agreement [Member]	Mar. 14, 2013 YA Global Master SPV Ltd [Member]	Oct. 31, 2012 YA Global Master SPV Ltd [Member]	May 31, 2012 YA Global Master SPV Ltd [Member]	May 11, 2012 YA Global Master SPV Ltd [Member]	Dec. 31, 2012 YA Global Master SPV Ltd [Member]	Feb. 15, 2013 YA Global Master SPV Ltd [Member]	Dec. 31, 2013 Compensation Committee [Member]	Nov. 18, 2013 Asher [Member]	Oct. 10, 2013 Asher [Member]	Dec. 31, 2013 Crede [Member]	Dec. 31, 2013 Crede [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Crede [Member] Series C Preferred Stock [Member]
Shareholders Equity [Line Items]
Proceeds from Issuance of Common Stock											$ 1,041,000	$ 388,000	$ 0														$ 485,000					$ 458,000																																														$ 91,000											$ 432,000
Minimum Bid Price Not Maintained For 30 Consecutive Business Days				$ 1.00							$ 1.00
Minimum Bid Price To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance					$ 1.00			$ 1.00
Lowest Daily Volume Weighted Average Price Percentage									96.00%																			98.00%					98.00%
Average Daily Trading Volume Advance, Description									amount not to exceed the greater of $200 or 100%																			amount not to exceed the greater of $200 or 200%					amount not to exceed the greater of $500 or 200%
Management Fees Payable														2,168,000																																																120,000	120,000									271,000	2,168,000		809,000	807,000	926,000
Board Fees Payable																																																													120,000	120,000		120,000	48,000	152,000	152,000	152,000	155,000					120,000
Sale of Common Stock																												47,060					79,159
Common Stock, Shares, Issued			100,000								22,753,868	272,566				1,197,034	493,911										458,344		460,933	27,500	37,157			37,000	6,351	20,000	20,000	20,000	18,000	18,000	18,000	112,000	119	40,000	150,000	70,000	67,000	65,000	60,000		178,000	7,159,749	5,501,600			8,741,761									8,382										128,328			18,587	400,000	1,657	8,000	27,385
Gain (Loss) on Sale of Equity Investments											1,180,000
Percentage of Average Daily Trading Volume Weighted Average Price																														70.00%				75.00%								75.00%									75.00%
True Up Period Expiration Date						Jan. 22, 2013
Outstanding Fee Write Off																																																																																										10,000
Extinguishment of Debt, Amount			105,000																																																																															94,000
Litigation Settlement, Amount																																																				9,434,000
Gain (Loss) Related to Litigation Settlement																																																				3,914,000
Allocated Share-based Compensation Expense											1,030,000																																																																																2,753,000
Minimum Market Value Of Publicly Held Shares Not Maintained For 30 Consecutive Business Days										5,000,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance								5,000,000
Minimum Market Value Of Publicly Held Shares												1,000,000
Minimum Market Value Of Publicly Held Shares Failed To Meet Requirements							897,000
Maximum Value Of Shares For Acquisition																																																																																							3,200,000
Maximum Value Of Shares For Cash Consideration									3,200,000
Common Stock Registered For Resale																																																																														47,060										36,795
Proceeds from Notes Payable																																																																																			250,000
Notes Payable, Total																																																																																				75,000	63,000
Stock Authorized for Issuance in Lieu of Related Party Fee	991,658																																																										6,536	3,993	34,326	34,326	34,326	991,658						43,930	33,214
Percentage Of Blocker Provision																																																																																						9.99%
Stock Issued, Crede Settlement																																																								1,578,110	6,151,708	1,011,944
Loss Contingency Accrual															10,500,000
Debt Conversion, Converted Instrument, Shares Issued		232,948																																																																																										109,279	53,618
Debt Conversion, Converted Instrument, Amount		153,500																																																																																										103,500	103,500
Loss Contingency, Settlement Agreement, Terms																																																							Common Stock to be issued to Crede pursuant to the Exchange Agreement would equal the quotient of (i) $11,850 divided by (ii) 78% of the volume weighted average price of the Companys Common Stock, over the 75-consecutive trading day period immediately following the first trading day after the Court approved the Order (or such shorter trading-day period as could be determined by Crede in its sole discretion by delivery of written notice to the Company) (the Calculation Period), rounded up to the nearest whole share (the Crede Settlement Shares).
Loss Contingency, Loss in Period																																																						10,500,000
Debt Instrument, Annual Principal Payment																																																						19,500,000
Proceeds from Issuance of Private Placement																								10,000,000
Stock Issued During Period, Value, New Issues																																																																																															1,500,000	8,500,000
Stock Issued During Period, Shares, New Issues																																79,159																		426,943																																			14,038											85,000
Warrants To Purchase Commonstock																					5,000,000	2,500,000
Warrants Expiry Term																					5 years	1 year
Warrants Exercise Price																					$ 2.60	$ 2.60
Cashless Exercise Of Warrants Description																																																																																														(i) we are in compliance in all material respects with our obligations under the transaction documents, (ii) the Registration Statement is effective and (iii) our Common Stock is listed or designated for quotation on an eligible market. In the event that our Common Stock trades at or above $3.25 for a period of 20 consecutive trading days, the average daily dollar volume of our Common Stock equals at least $1 million during such period and various equity conditions are also satisfied during such period, we may, at our election, require Crede to exercise the Warrants for cash.
Non Accountable Amount																																																																																														75,000
Additional Non Refundable Amount																																																																																														75,000
Unallocated Expense Reimbursement																																																																																														425,000
Settlement Shares Percentage											9.90%
Shares, Issued																			819,869
Stock Issued During Period, Value, Acquisitions																			$ 3,000,000
Conversion of Stock, Shares Issued																									750,000	1,450,000
Conversion of Stock, Shares Converted																				15,000			29,000
Convertible Preferred Stock, Terms of Conversion																																																																																															2.00	The Series C Preferred Stock was convertible into our Common Stock at the same price at which the Series B Preferred Stock is convertible.
Common Stock, Shares, Outstanding											22,753,868	272,566						1,611,656
Shares Issuable Upon Settlement Agreement, Description																														Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the First Settlement Agreement shall be equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Settlement Shares (the True-Up Period), rounded up to the nearest whole share (the VWAP Shares).	which number is equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the four-trading day period following the date of issuance of the Initial Settlement Shares, rounded up to the nearest whole share.			Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement should be equal to the quotient obtained by dividing (i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Second Settlement Shares (the Second True-Up Period), rounded up to the nearest whole share (the Second VWAP Shares).								Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fourth Settlement Agreement should be equal to the quotient obtained by dividing (i) $1,792,416.92 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Fourth Settlement Shares (the Fourth True-Up Period), rounded up to the nearest whole share (the Fourth VWAP Shares).									Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Fifth Settlement Agreement shall be equal to the quotient obtained by dividing (i) $5,331,011.90 by (ii) 75% of the VWAP of the Common Stock over the 120 consecutive trading day period following the date of issuance of the Fifth Settlement Shares (the Fifth True-Up Period), rounded up to the nearest whole share (the Fifth VWAP Shares).